Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Fair value measurement of assets
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2022	Dec 31 2021
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$322,748	$56,802
Fair value of Egypt gas supply contract derivative [2]	11,220	—
Financial assets not measured at fair value:
Cash and cash equivalents	857,747	932,069
Trade and other receivables, excluding tax receivable	488,184	540,891
Restricted cash included in other assets	14,349	13,053
Total financial assets [3]	$1,694,248	$1,542,815
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$8,466	$60,098
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	656,010	660,475
Lease obligations, including current portion	870,163	717,101
Long-term debt, including current portion	2,151,513	2,158,192
Land mortgage	28,514	28,985
Total financial liabilities	$3,714,666	$3,624,851
[1]     The Geismar and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2] The Egypt natural gas supply contract is measured at fair value using a Monte-Carlo model classified within Level 3 of the fair value hierarchy.
3 The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
Fair value measurement of liabilities
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2022	Dec 31 2021
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$322,748	$56,802
Fair value of Egypt gas supply contract derivative [2]	11,220	—
Financial assets not measured at fair value:
Cash and cash equivalents	857,747	932,069
Trade and other receivables, excluding tax receivable	488,184	540,891
Restricted cash included in other assets	14,349	13,053
Total financial assets [3]	$1,694,248	$1,542,815
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges [1]	$8,466	$60,098
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	656,010	660,475
Lease obligations, including current portion	870,163	717,101
Long-term debt, including current portion	2,151,513	2,158,192
Land mortgage	28,514	28,985
Total financial liabilities	$3,714,666	$3,624,851
[1]     The Geismar and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.
[2] The Egypt natural gas supply contract is measured at fair value using a Monte-Carlo model classified within Level 3 of the fair value hierarchy.
[3]     The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
The carrying values of the Company’s financial instruments approximate their fair values, except as follows:

As at	December 31, 2022		December 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt excluding deferred financing fees	$2,168,585	$1,953,932	$2,177,499	$2,292,787

Fair value, natural gas forward contracts and cash flow hedges and excluded forward element

As at	Dec 31 2022	Dec 31 2021
Maturities	2023-2032	2022-2032
Notional quantity [1]	307,900	322,880
Notional quantity per day, annualized [1]	50 - 150	50 - 130
Notional amount	$1,014,264	$1,053,917
Net fair value	$316,008	$(3,986)
1    In thousands of Million British Thermal Units (mmBtu)

Information regarding the gross amounts of the Company's natural gas forward contracts designated as cash flow hedges in the audited consolidated statements of financial position is as follows:

As at	Dec 31 2022	Dec 31 2021
Other current assets	$32,768	$5,905
Other non-current assets	289,979	50,208
Other current liabilities	(317)	(3,961)
Other long-term liabilities	(6,422)	(56,138)
Net fair value	$316,008	$(3,986)
Information regarding the impact of changes in cash flow hedges and cost of hedging reserve in the consolidated statement of comprehensive income is as follows:

For the years ended December 31	2022	2021
Change in fair value of cash flow hedges	$(27,742)	$289,824
Forward element excluded from hedging relationships	406,029	(101,401)
	$378,287	$188,423

Fair value, level 2 maturity profile
The table below shows the nominal cash outflows for derivative hedging instruments including natural gas forward contracts and forward exchange contracts, excluding credit risk adjustments, based upon contracted settlement dates. The amounts reflect the maturity profile of the hedging instruments and are subject to change based on the prevailing market rate at each of the future settlement dates. Financial asset derivative positions, if any, are held with investment-grade counterparties and therefore the settlement day risk exposure is considered to be negligible.

As at	Dec 31 2022	Dec 31 2021
Within one year	$2,050	$3,854
1-3 years	7,132	24,250
3-5 years	—	21,500
More than 5 years	—	17,737
	$9,182	$67,341

Fair value, level 3 inputs and the sensitivities, valuation to changes
The table presents the Level 3 inputs and the sensitivities of the Monte-Carlo model valuation to changes in these inputs:

	Sensitivities
Valuation input	Input value or range	Change in input	Resulting change in valuation
Methanol price volatility (before impact of mean reversion)	35%	+/- 5%	$+6/-5 million
Methanol price forecast	$330 - $500 per MT	+/- $25 per MT	$+4/-3 million
Discount rate	8.9%	+/- 1%	$+/-1 million